Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.3%(a)
AEROSPACE & DEFENSE - 6.2%
Peraton Corporation
First Lien Term Loan B, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/01/28(c)	7,545,391	7,170,951
Vertex Aerospace Services Corp.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 12/06/28(c)	4,302,460	4,194,899
First Lien Term Loan, (1M SOFR + 4.00%, 0.75% Floor), 7.13%, 12/06/28(c)	1,164,961	1,133,892
		12,499,742
AUTOMOTIVE - 1.1%
Truck Hero, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.75% Floor), 6.62%, 01/31/28(c)	2,419,214	2,122,691

BANKING, FINANCE, INSURANCE & REAL ESTATE - 4.4%
Alliant Holdings Intermediate, LLC
First Lien Term Loan B4, (1M LIBOR + 3.50%, 0.50% Floor), 6.49%, 11/05/27(c)	2,982,431	2,833,310
Apex Group Treasury, LLC
First Lien Term Loan, (3M LIBOR + 3.75%, 0.50% Floor), 6.56%, 07/27/28(c)	1,247	1,191
Asurion, LLC
First Lien Term Loan B8, (1M LIBOR + 3.25%, 0.00% Floor), 6.37%, 12/23/26(b)(c)	578,032	491,691
Second Lien Term Loan B3, (1M LIBOR + 5.25%, 0.00% Floor), 8.37%, 01/31/28(c)	918,120	696,624
Second Lien Term Loan B4, (1M LIBOR + 5.25%, 0.00% Floor), 8.37%, 01/20/29(c)	2,885,398	2,221,756
The Edelman Financial Center, LLC
First Lien Term Loan B, (1M LIBOR + 3.50%, 0.75% Floor), 6.62%, 04/07/28(c)	516,098	475,027
Second Lien Term Loan, (1M LIBOR + 6.75%, 0.00% Floor), 9.87%, 07/20/26(c)	2,428,369	2,161,249
		8,880,848
BEVERAGE, FOOD & TOBACCO - 1.9%
Primary Products Finance LLC
First Lien Term Loan, (3M SOFR + 4.00%, 0.50% Floor), 7.71%, 04/01/29(c)	1,782,674	1,727,607
Ultimate Baked Goods Midco LLC
First Lien Revolving Term Loan, (Variable + 6.23%, 1.00% Floor), 9.46%, 08/13/27(c)(d)	174,054	167,771
First Lien Term Loan L, (3M LIBOR + 6.50%, 1.00% Floor), 10.17%, 08/13/27(c)(d)	2,035,966	1,962,671
		3,858,049
CAPITAL EQUIPMENT - 3.3%
Pro Mach Group, Inc.
First Lien Term Loan B, (1M LIBOR + 4.00%, 1.00% Floor), 7.12%, 08/31/28(b)(c)	3,700,360	3,537,488
Safe Fleet Holdings, LLC
Second Lien Term Loan, (1M LIBOR + 6.75%, 1.00% Floor), 9.81%, 02/02/26(c)	1,403,846	1,288,029
SPX Flow, Inc.
First Lien Term Loan, (1M SOFR + 4.50%, 0.50% Floor), 7.63%, 04/05/29(c)	2,006,048	1,863,117
		6,688,634
CHEMICALS, PLASTICS, & RUBBER - 7.1%
Geon Performance Solutions, LLC
First Lien Term Loan B, (3M LIBOR + 4.50%, 0.75% Floor), 8.17%, 08/18/28(c)	3,308,960	3,205,554
LSF11 A5 Holdco LLC
First Lien Term Loan, (1M SOFR + 3.50%, 0.50% Floor), 6.65%, 10/15/28(c)	5,970,000	5,563,294
SK Neptune Huskey Group SARL (Luxembourg)
First Lien Term Loan B, (3M SOFR + 5.00%, 0.50% Floor), 8.55%, 01/03/29(c)(e)	4,921,875	4,109,766
W.R. Grace Holdings, LLC
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.50% Floor), 7.44%, 09/22/28(c)	1,439,359	1,351,198
		14,229,812

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.3%(a) (continued)
CONSTRUCTION & BUILDING - 3.4%
Associated Asphalt Partners, LLC
First Lien Term Loan B, (3M LIBOR + 5.25%, 1.00% Floor), 8.06%, 04/05/24(c)	2,586,428	1,999,632
Keystone Acquisition Corp.
First Lien Term Loan, (3M LIBOR + 5.75%, 0.75% Floor), 9.38%, 01/26/29(c)(d)	4,001,630	4,001,631
Oscar Acquisitionco, LLC
First Lien Term Loan, (3M SOFR + 4.50%, 0.50% Floor), 8.25%, 04/29/29(c)	875,850	806,877
		6,808,140
CONSUMER GOODS: DURABLE - 0.6%
Mattress Firm, Inc.
First Lien Term Loan B, (6M LIBOR + 4.25%, 0.75% Floor), 8.43%, 09/25/28(c)	1,379,755	1,218,324

CONSUMER GOODS: NON-DURABLE - 1.7%
ABG Intermediate Holdings 2 LLC
Second Lien Term Loan, (1M SOFR + 6.00%, 0.50% Floor), 9.13%, 12/20/29(c)	1,710,576	1,620,771
Iconix Brand Group
First Lien Term Loan, (3M SOFR + 6.00%, 1.00% Floor), 9.70%, 08/22/29(c)(d)	1,846,154	1,800,000
		3,420,771
CONTAINERS, PACKAGING & GLASS - 4.6%
Anchor Glass Container Corp.
First Lien Term Loan, (3M LIBOR + 5.00%, 1.00% Floor), 8.67%, 12/07/23(c)	1,490,384	1,184,855
First Lien Term Loan, (3M LIBOR + 2.75%, 1.00% Floor), 5.13%, 12/07/23(c)	4,167,809	3,272,022
LABL, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.50% Floor), 8.12%, 10/29/28(c)	5,256,933	4,769,037
		9,225,914
ENVIRONMENTAL INDUSTRIES - 1.5%
LTR Intermediate Holdings, Inc.
First Lien Term Loan, (3M LIBOR + 4.50%, 1.00% Floor), 8.17%, 05/05/28(c)	3,218,797	2,945,200

FOREST PRODUCTS & PAPER - 2.2%
Spa US Holdco, Inc. (Finland)
First Lien Term Loan B, (3M LIBOR + 3.75%, 0.75% Floor), 7.42%, 02/04/28(c)(e)	4,655,440	4,325,671

HEALTHCARE & PHARMACEUTICALS - 20.2%
Advarra Holdings, Inc.
First Lien Term Loan, (3M SOFR + 5.75%, 0.75% Floor), 8.56%, 08/24/29(c)(d)	6,419,849	6,307,502
Athenahealth, Inc.
First Lien Term Loan B, (1M SOFR + 3.50%, 0.50% Floor), 6.58%, 02/15/29(c)	3,896,766	3,501,244
Azurity Pharmaceuticals, Inc.
First Lien Term Loan B, (1M LIBOR + 6.00%, 0.75% Floor), 9.13%, 09/20/27(c)(d)	2,612,498	2,488,405
Bausch Health Companies, Inc.
First Lien Term Loan, (1M SOFR + 3.25%, 0.50% Floor), 6.10%, 05/10/27(b)(c)	1,106,218	1,031,205
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 8.10%, 02/01/27(b)(c)	3,178,607	2,455,236

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.3%(a) (continued)
HEALTHCARE & PHARMACEUTICALS - 20.2% (continued)
Carestream Health, Inc.
First Lien Term Loan, (1M SOFR + 7.50%, 1.00% Floor), 10.63%, 09/30/27(c)(d)	55,328	55,327
Gainwell Acquisition Corporation
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.75% Floor), 7.67%, 10/01/27(c)	8,585,728	8,203,663
Gateway US Holdings, Inc.
First Lien Delayed Draw Term Loan, (3M/6M SOFR + 5.50%, 0.75% Floor), 8.93%, 09/22/26(c)(d)	642,300	632,666
First Lien Revolving Term Loan, (3M/6M SOFR + 5.50%, 0.75% Floor), 9.39%, 09/22/26(c)(d)	61,977	61,047
First Lien Term Loan, (6M SOFR + 5.50%, 0.75% Floor), 8.33%, 09/22/26(c)(d)	2,796,018	2,754,078
Inovalon Holdings, Inc.
First Lien Term Loan, (2.75% PIK), (3M LIBOR + 6.25%, 0.75% Floor), 9.23%, 11/24/28(c)(d)(f)	6,309,448	6,088,618
Second Lien Term Loan, (13.50% PIK), (3M LIBOR + 10.50%, 0.75% Floor), 13.50%, 11/25/33(c)(d)(f)	109,082	103,082
Pacira Biosciences, Inc.
First Lien Term Loan, (3M SOFR + 7.00%, 0.75% Floor), 10.69%, 12/07/26(c)	1,858,215	1,793,178
Tivity Health, Inc.
First Lien Term Loan, (3M SOFR + 6.00%, 0.75% Floor), 9.55%, 06/28/29(c)(d)	5,000,000	4,925,000
		40,400,251

HIGH TECH INDUSTRIES - 19.3%
Anaplan, Inc.
First Lien Term Loan, (1M SOFR + 6.50%, 0.00% Floor), 9.53%, 06/21/29(c)(d)	5,650,529	5,537,518
DCert Buyer, Inc.
First Lien Term Loan, (3M SOFR + 4.00%, 0.00% Floor), 6.90%, 10/16/26(c)	4,166,200	3,986,241
Second Lien Term Loan, (3M SOFR + 7.00%, 0.00% Floor), 9.90%, 02/19/29(c)	3,933,068	3,687,251
Electronics for Imaging, Inc.
First Lien Term Loan, (1M LIBOR + 5.00%, 0.00% Floor), 8.12%, 07/23/26(c)	996,545	806,888
Imperva, Inc.
First Lien Term Loan, (3M LIBOR + 4.00%, 1.00% Floor), 6.92%, 01/12/26(c)	6,782,158	5,744,488
Imprivata, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.50% Floor), 6.87%, 12/01/27(c)	496,222	480,095
Second Lien Term Loan, (1M SOFR + 6.25%, 0.50% Floor), 9.28%, 12/01/28(c)(d)	2,205,882	2,216,911
IQN Holding Corp.
First Lien Term Loan, (3M SOFR + 5.50%, 0.75% Floor), 8.41%, 05/02/29(c)(d)	3,877,005	3,799,465
Ivanti Software, Inc.
First Lien Term Loan B, (3M LIBOR + 4.25%, 0.75% Floor), 7.33%, 12/01/27(b)(c)	2,132,048	1,671,216
Riverbed Technology, Inc.
First Lien Exit Term Loan, (2.00% PIK), (1M LIBOR + 8.00%, 1.00% Floor), 10.66%, 12/07/26(c)(f)	738,743	287,803
Sovos Compliance, LLC
First Lien Term Loan, (1M LIBOR + 4.50%, 0.50% Floor), 7.62%, 08/11/28(c)	2,483,091	2,373,835
UKG, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.00% Floor), 6.87%, 05/04/26(c)	3,840,289	3,672,276
Second Lien Term Loan, (3M LIBOR + 5.25%, 0.50% Floor), 9.00%, 05/03/27(c)	2,000,000	1,901,670
Virtusa Corporation
First Lien Term Loan, (1M SOFR + 3.75%, 0.75% Floor), 6.88%, 02/15/29(c)	2,763,633	2,597,815
		38,763,472
HOTEL, GAMING & LEISURE - 1.4%
Fertitta Entertainment, LLC
First Lien Term Loan B, (1M SOFR + 4.00%, 0.50% Floor), 7.03%, 01/27/29(c)	2,982,223	2,775,018

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.3%(a) (continued)
MEDIA: BROADCASTING & SUBSCRIPTION - 11.3%
Accelerate360 Holdings, LLC
First Lien Revolving Term Loan, (SOFR + 5.50%, 1.00% Floor), 8.81%, 02/11/27(c)(d)	890,529	890,528
First Lien Term Loan, (3M SOFR + 5.50%, 1.00% Floor), 8.81%, 02/11/27(c)(d)	4,936,709	4,936,709
Associations Inc.
First Lien Term Loan, (2.50% PIK), (3M SOFR + 6.50%, 1.00% Floor), 8.88%, 07/02/27(c)(d)(f)	3,018,958	3,018,958
Houghton Mifflin Harcourt Company
First Lien Term Loan B, (1M SOFR + 5.25%, 0.50% Floor), 8.38%, 04/09/29(c)	4,180,581	3,820,006
McGraw-Hill Education, Inc.
First Lien Term Loan, (3M LIBOR + 4.75%, 0.50% Floor), 8.32%, 07/28/28(c)	5,629,401	5,205,451
R. R. Donnelley & Sons Company
First Lien Term Loan B, (1M SOFR + 5.00%, 0.50% Floor), 8.13%, 11/01/26(c)(d)	4,949,560	4,850,568
		22,722,220

MEDIA: BROADCASTING & SUBSCRIPTION - 2.1%
Anuvu Holdings 2, LLC
First Lien Delayed Draw Term Loan, (3M LIBOR + 7.00%, 1.00% Floor), 10.60%, 09/25/23(c)(d)	55,649	54,535
First Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 11.60%, 03/24/25(c)	2,346,207	2,342,289
First Lien Term Loan, (6.75% PIK), (3M LIBOR + 8.25%, 1.00% Floor), 11.85%, 03/23/26(c)(d)(f)	1,931,782	1,709,627
		4,106,451
RETAIL - 3.4%
Charming Charlie, LLC
First Lien Delayed Draw Term Loan, 0.00%, 05/28/22(d)(g)(h)(j)	59,069	–
First Lien Term Loan A, (LIBOR + 5.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	261,799	–
First Lien Term Loan B, (LIBOR + 1.00%, 1.00% Floor), 0.00%, 04/24/23(c)(d)(g)(j)	320,539	–
First Lien Vendor Term Loan, 0.00%, 05/15/20(d)(g)(h)(j)	10,627	–
Claire's Stores, Inc.
First Lien Term Loan B, (1M LIBOR + 6.50%, 0.00% Floor), 9.62%, 12/18/26(c)	1,031,746	982,738
PetSmart, Inc.
First Lien Term Loan, (1M LIBOR + 3.75%, 0.75% Floor), 6.87%, 02/11/28(c)	4,418,158	4,196,345
Tory Burch LLC
First Lien Term Loan, (1M LIBOR + 3.00%, 0.50% Floor), 6.12%, 04/16/28(c)	1,828,065	1,679,535
		6,858,618

SERVICES: BUSINESS - 8.0%
Advantage Sales & Marketing Inc.
First Lien Term Loan B1, (1M LIBOR + 4.50%, 0.75% Floor), 7.05%, 10/28/27(c)	1,982,009	1,780,300
Coretrust Purchasing Group LLC
First Lien Term Loan, (1M SOFR + 6.75%, 0.75% Floor), 9.79%, 09/30/29(c)(d)	2,323,308	2,253,609
eResearchTechnology, Inc.
First Lien Term Loan B, (1M LIBOR + 4.50%, 1.00% Floor), 7.62%, 02/04/27(c)	3,034,433	2,838,818
Solera, LLC
First Lien Term Loan B, (3M LIBOR + 4.00%, 0.50% Floor), 7.67%, 06/02/28(c)	2,838,658	2,626,951
Second Lien Term Loan, (3M LIBOR + 8.00%, 1.00% Floor), 11.17%, 06/04/29(c)	4,561,123	4,492,706
Wellsky
First Lien Term Loan, (1M SOFR + 5.75%, 0.75% Floor), 8.78%, 03/10/28(c)(d)	2,000,000	1,940,000
		15,932,384

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Senior Loans - 115.3%(a) (continued)
SERVICES: CONSUMER - 2.2%
Mavis Tire Express Services Corporation
First Lien Term Loan B, (1M SOFR + 4.00%, 0.75% Floor), 7.25%, 05/04/28(c)	4,635,864	4,363,530

TELECOMMUNICATIONS - 5.3%
Flight Bidco, Inc.
First Lien Term Loan, (1M LIBOR + 3.50%, 0.00% Floor), 6.62%, 07/23/25(c)	2,390,377	2,257,412
MLN US HoldCo LLC
First Lien Term Loan, (6M LIBOR + 4.50%, 0.00% Floor), 8.25%, 11/30/25(c)(d)	2,430,316	2,199,436
U.S. TelePacific Corp.
First Lien Term Loan, (7.25% PIK), (3M SOFR + 8.50%, 1.00% Floor), 11.57%, 05/01/26(c)(d)(f)	6,022,716	2,821,642
Zacapa SARL (Luxembourg)
First Lien Term Loan, (3M SOFR + 4.25%, 0.50% Floor), 7.80%, 03/22/29(c)(e)	2,781,678	2,649,549
Zayo Group Holdings, Inc.
First Lien Term Loan, (1M SOFR + 4.25%, 0.50% Floor), 7.28%, 03/09/27(c)	818,565	715,528
		10,643,567
TRANSPORTATION: CONSUMER - 1.8%
Travel Leaders Group, LLC
First Lien Term Loan B, (1M LIBOR + 4.00%, 0.00% Floor), 7.12%, 01/25/24(c)	3,945,873	3,641,844

WHOLESALE - 2.3%
LBM Acquisition, LLC
First Lien Term Loan B, (6M LIBOR + 3.75%, 0.75% Floor), 7.12%, 12/17/27(c)	5,272,020	4,627,515
Total Senior Loans
(Cost $247,787,244)		231,058,666

Corporate Notes and Bonds - 26.0%
AUTOMOTIVE - 3.0%
Carvana Co.
10.25%, 05/01/30(h)(i)	6,601,000	4,355,835
Lithia Motors, Inc.
3.88%, 06/01/29(h)(i)	2,000,000	1,607,500
		5,963,335
BANKING, FINANCE, INSURANCE & REAL ESTATE - 1.7%
Alliant Holdings Intermediate, LLC
5.88%, 11/01/29(h)(i)	3,400,000	2,789,680
KCF Puerto Rico, LLC (Puerto Rico)
0.00%, 06/28/28(d)(e)(j)	1,226,187	702,544
		3,492,224
CHEMICALS, PLASTICS, & RUBBER - 0.9%
W.R. Grace Holdings, LLC
4.88%, 06/15/27(h)(i)	2,000,000	1,721,898

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 26.0% (continued)
CONTAINERS, PACKAGING & GLASS - 0.8%
LABL, Inc.
5.88%, 11/01/28(h)(i)	2,000,000	1,631,324

ENERGY: OIL & GAS - 2.8%
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26(h)(i)	484,000	422,895
10.50%, 05/15/27(h)(i)	5,541,000	5,161,718
		5,584,613
FOREST PRODUCTS & PAPER - 0.6%
Spa US Holdco, Inc. (Finland)
4.88%, 02/04/28(e)(h)(i)	1,500,000	1,206,623

HEALTHCARE & PHARMACEUTICALS - 3.8%
Athenahealth, Inc.
6.50%, 02/15/30(h)(i)	3,931,000	3,112,215
Embecta Corp.
5.00%, 02/15/30(h)(i)	1,063,000	914,467
Encompass Health Corp.
4.75%, 02/01/30(h)	1,767,000	1,478,390
4.63%, 04/01/31(h)	1,262,000	1,006,051
RP Escrow Issuer, LLC
5.25%, 12/15/25(h)(i)	1,463,000	1,200,424
		7,711,547
HIGH TECH INDUSTRIES - 1.8%
Austin BidCo Inc.
7.13%, 12/15/28(h)(i)	2,000,000	1,493,750
Picard Midco, Inc.
6.50%, 03/31/29(h)(i)	2,500,000	2,112,500
		3,606,250
HOTEL, GAMING & LEISURE - 3.1%
CDI Escrow Issuer Inc
5.75%, 04/01/30(h)(i)	2,000,000	1,752,320
Life Time, Inc.
5.75%, 01/15/26(h)(i)	5,000,000	4,541,150
		6,293,470
MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.9%
Outfront Media Capital, LLC
5.00%, 08/15/27(h)(i)	2,000,000	1,744,365

METALS & MINING - 0.0%
ERP Iron Ore, LLC
LIBOR + 8.00%, 0.00%, 12/31/19(d)(g)(j)	86,775	–
Magnetation, LLC / Mag Finance Corp.
0.00%, 05/15/18(d)(g)(h)(i)(j)	2,937,000	–
		–

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Corporate Notes and Bonds - 26.0% (continued)
RETAIL - 0.9%
PetSmart, Inc.
7.75%, 02/15/29(h)(i)	2,000,000	1,787,609

SERVICES: BUSINESS - 1.4%
Advantage Sales & Marketing Inc.
6.50%, 11/15/28(h)(i)	2,621,000	2,078,217
Allied Universal Holdco LLC
4.63%, 06/01/28(h)(i)	1,000,000	770,325
		2,848,542
SERVICES: CONSUMER - 1.4%
Mavis Tire Express Services Corporation
6.50%, 05/15/29(h)(i)	3,500,000	2,734,375

TELECOMMUNICATIONS - 2.4%
Lumen Technologies, Inc.
4.00%, 02/15/27(h)(i)	3,000,000	2,556,372
4.25%, 07/01/28(h)(i)	3,000,000	2,344,965
		4,901,337
WHOLESALE - 0.5%
LBM Acquisition, LLC
6.25%, 01/15/29(h)(i)	1,344,000	911,400
Total Corporate Notes and Bonds
(Cost $61,659,858)		52,138,912

Convertible Bonds - 0.6%
HOTEL, GAMING & LEISURE - 0.6%
Peloton Interactive, Inc.
0.00%, 02/15/26(h)	1,667,000	1,125,225
Total Convertible Bonds
(Cost $1,416,488)		1,125,225

Structured Products - 10.3%(m)
Basswood Park CLO Ltd (Cayman Islands)
2021-1, Class E, 8.86%, 04/20/34(e)(i)(n)	2,000,000	1,682,918
Churchill Middle Market CLO, Ltd. (Cayman Islands)
2021-1A E, Class E, 10.94%, 10/24/33(e)(i)(n)	4,000,000	3,263,948
Fortress Credit BSL CLO, Ltd. (Cayman Islands)
2021-3 Class E, 9.77%, 07/20/34(e)(i)(n)	3,000,000	2,488,566
Fortress Credit Opportunities CLO, Ltd. (Cayman Islands)
2018-11A, Class E, 9.66%, 04/15/31(e)(i)(n)	4,000,000	3,286,072
Franklin Park Place CLO, Ltd. (Cayman Islands)
2022-1A, Class E, 8.27%, 04/14/35(e)(i)(n)	2,000,000	1,736,544
Golub Capital Partners CLO, Ltd. (Cayman Islands)
20121-55A, Class E, 9.27%, 07/20/34(e)(i)(n)	2,000,000	1,677,056
KKR Financial CLO, Ltd. (Cayman Islands)
2017, Class ER, 9.90%, 04/15/34(e)(i)(n)	2,750,000	2,317,865

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)
	Principal
	Amount ($)	Value ($)

Structured Products - 10.3%(m) (continued)
TIAA Churchill Middle Market CLO, Ltd. (Cayman Islands)
2016-1A, Class ER, 10.68%, 10/20/30(e)(i)(n)	5,000,000	4,282,690
Total Structured Products
(Cost $24,297,976)		20,735,659

	Quantity	Value $
Common Stocks - 1.3%
AUTOMOTIVE - 0.0%
APC Parent, Inc.(d)	241,972	–

ENERGY: OIL & GAS - 0.0%
RDV Resources, Inc.(d)	7,743	17,422

HEALTHCARE & PHARMACEUTICALS - 0.5%
Carestream Health, Inc.(d)(j)	55,323	989,728

HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.(d)(j)	29,146	11,950

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.0%
Acosta, Inc.(d)(j)	3,133	25,692

MEDIA: BROADCASTING & SUBSCRIPTION - 0.8%
Anuvu Corp.(d)(j)	102,608	1,469,347

RETAIL - 0.0%
Charming Charlie, LLC(d)(j)	2,679,190	–
Total Common Stocks
(Cost $5,150,061)		2,514,139

Preferred Stocks - 0.1%
HIGH TECH INDUSTRIES - 0.0%
Riverbed Holdings, Inc.(d)	19,948	88,170

MEDIA: ADVERTISING, PRINTING & PUBLISHING - 0.1%
Acosta, Inc., (14.50% PIK)(d)(f)(h)	3,597	157,864
Total Preferred Stocks
(Cost $658,665)		246,034

Total Investments - 153.6%
(Cost of $340,970,292)		307,818,635
Other Assets & Liabilities, Net - 6.6%		13,307,501
Loan Outstanding - (60.2)%(k)(l)		(120,741,887)
Net Assets (Applicable to Common Shares) - 100.0%		200,384,249

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

(a)
“Senior Loans” are senior, secured loans made to companies whose debt is below investment grade as well as investments with similar economic characteristics. Senior Loans typically hold a first lien priority and, unless otherwise indicated, are required to pay interest at floating rates that are periodically reset by reference to a base lending rate plus a spread. In some instances, the rates shown represent the weighted average rate as of September 30, 2022. Senior Loans are generally not registered under the Securities Act of 1933 (the “1933 Act”) and often incorporate certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity.

(b)	All or a portion of this Senior Loan position has not settled. Full contract rates do not take effect until settlement date and therefore are subject to change.
(c)
The interest rate on this Senior Loan is subject to a base lending rate plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily the prime rate offered by one or more major U.S. banks (“Prime”). The interest rate is subject to a minimum floor, which may be less than or greater than the prevailing period end LIBOR/SOFR/Prime rate. As of September 30, 2022, the 1, 3 and 6 month LIBOR rates were 3.14%, 3.75% and 4.23%, respectively, the 1, 3 and 6 month SOFR rates were 3.04%, 3.59% and 3.99%, respectively, and the Prime lending rate was 6.25%. Senior Loans may contain multiple contracts of the same issuer which may be subject to base lending rates of LIBOR, SOFR and Prime (“Variable”) in addition to the stated spread.

(d)	Fair Value Level 3 security.
(e)	Foreign issuer traded in U.S. dollars.
(f)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amount/share quantity.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Fixed rate asset.
(i)
Securities exempt from registration pursuant to Rule 144A under the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2022, these securities amounted to $69,687,586, or 34.78% of net assets.

(j)	Non-income producing asset.
(k)	The Fund has granted a security interest in substantially all of its assets in the event of default under the credit facility.
(l)	Principal of $121,000,000 less unamortized deferred financing costs of $258,113.
(m)
Structured Products include collateralized loan obligations (“CLOs”). A CLO typically takes the form of a financing company (generally called a special purpose vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are often Senior Loans or corporate notes and bonds, the assets may also include (i) subordinated loans; (ii) debt tranches of other CLOs; and (iii) equity securities incidental to investments in Senior Loans. The Fund may invest in lower tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. A key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded for the purpose of securitizing payment claims arising out of this asset pool. On this basis, marketable securities are issued by the SPV and the redemption of these securities typically takes place at maturity out of the cash flow generated by the collected claims.

(n)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2022.

Apollo Tactical Income Fund Inc.
Notes to Consolidated Schedule of Investments (continued)

September 30, 2022 (unaudited)

Security Valuation
Apollo Tactical Income Fund Inc. (the “Fund”) values its investments primarily using the mean of the bid and ask prices provided by a nationally recognized security pricing service or broker. Senior Loans, corporate notes and bonds, common stock, structured products, preferred stock and warrants are priced based on valuations provided by an approved independent pricing service or broker, if available. If market or broker quotations are not available, or a price is not available from an independent pricing service or broker, or if the price provided by the independent pricing service or broker is believed to be unreliable, the security will be fair valued by the Adviser as the valuation designee approved by the Fund’s board of directors (the “Board”). In general, the fair value of a security is the amount that the Fund might reasonably expect to receive upon the sale of an asset or pay to transfer a liability in an orderly transaction between willing market participants at the reporting date. Fair value procedures generally take into account any factors deemed relevant, which may include, among others, (i) the nature and pricing history of the security, (ii) the liquidity or illiquidity of the market for the particular security, (iii) recent purchases or sales transactions for the particular security or similar securities and (iv) press releases and other information published about the issuer. In these cases, the Fund’s net asset value (“NAV”) will reflect the affected portfolio securities’ fair value as determined by the valuation designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

Fair Value Measurements
The Fund’s valuation designee has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical assets and liabilities in active markets to which the Fund has access at the date of measurement;

Level 2 — Quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, but are valued based on executed trades, broker quotations that constitute an executable price, and alternative pricing sources supported by observable inputs which, in each case, are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the valuation designee’s own assumptions that market participants would use to price the asset or liability based on the best available information.

At the end of each reporting period, management evaluates the Level 2 and Level 3 assets, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from independent pricing services, and the existence of contemporaneous, observable trades in the market.

The valuation techniques used by the valuation designee to measure fair value at September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

A summary of the Fund’s investments categorized in the fair value hierarchy as of September 30, 2022 is as follows:

Apollo Tactical Income Fund Inc.
	Total Fair Value at September 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Cash and Cash Equivalents	$4,497,686	$4,497,686	$-	$-
Senior Loans	231,058,666	-	163,481,362	67,577,304
Corporate Notes and Bonds	52,138,912	-	51,436,368	702,544
Convertible Bonds	1,125,225	-	1,125,225	-
Structured Products	20,735,659	-	20,735,659	-
Common Stocks	2,514,139	-	-	2,514,139
Preferred Stocks	246,034	-	-	246,034
Unrealized appreciation on Unfunded Loan Commitments	26,529	-	-	26,529
Total Assets	$312,342,850	$4,497,686	$236,778,614	$71,066,550
Liabilities:
Unrealized depreciation on Unfunded Loan Commitments	(76,426)	-	(57,282)	(19,144)
Total Liabilities	(76,426)	-	(57,282)	(19,144)
	$312,266,424	$4,497,686	$236,721,332	$71,047,406

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value for the period January 1, 2022 through September 30, 2022:

Apollo Tactical Income Fund Inc.
	Total	Senior Loans	Corporate Notes and Bonds	Common Stocks	Preferred Stocks	Unfunded Loan Commitments
Total Fair Value, beginning of period	$22,189,981	$18,179,101	$709,303	$2,186,073	$1,116,802	$(1,298)
Purchases, including capitalized PIK	53,166,052	53,166,052	-	-	-	-
Sales/Paydowns	(8,959,000)	(7,896,442)	-	(115,983)	(946,575)	-
Accretion/(amortization) of discounts/ (premiums)	34,167	34,167	-	-	-	-
Net realized gain/(loss)	(1,036,598)	(1,171,513)	-	115,983	18,932	-
Change in net unrealized appreciation/ (depreciation)	(718,866)	(15,883)	(6,759)	(673,612)	(31,295)	8,683
Transfers into Level 3	8,164,848	7,075,000	-	1,001,678	88,170	-
Transfers out of Level 3	(1,793,178)	(1,793,178)	-	-	-	-
Total Fair Value, end of period	$71,047,406	$67,577,304	$702,544	$2,514,139	$246,034	$7,385

 Assets were transferred from Level 2 to Level 3 or from Level 3 to Level 2 as a result of changes in levels of liquid market observability when subject to various criteria as discussed above. The net change in unrealized appreciation/(depreciation) attributable to Level 3 investments still held at September 30, 2022 was $(853,633).

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

The following table provides quantitative measures used to determine the fair values of the Level 3 investments as of September 30, 2022:

Assets/Liabilities	Fair Value at September 30, 2022	Valuation Technique(s)(a)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized	Weighted Average Unobservable Input(s)
Senior Loans	$2,216,911	Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	48,038,204	Discounted Cash Flow (c)	Discount Rate (c)	7.67%-18.54%	10.22%

	12,301,111	Transaction Approach (d)	Cost (d)	N/A	N/A

	2,821,642	Guideline Public Company (e)	TEV / Revenue Multiple(e)	0.55x-0.65x	0.65x
		Discounted Cash Flow (c)	Discount Rate (c)	14.0%-16.0%	15.0%
		Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

	2,199,436	Recoverability (b)	Estimated Proceeds (b)	$939.3m-$1,327.5m	$1,133.4m
		Guideline Public Company (f)	TEV / EBITDA Multiple (f)	6.0x-8.0x	7.0x
		Independent pricing service and/or broker quotes	Vendor and/or broker quotes	N/A	N/A

Corporate Notes and Bonds	702,544	Recoverability (b)	Estimated Proceeds (b)	$53.9m	$53.9m
		Discounted Cash Flow (c)	Discount Rate (c)	3.7%	3.7%

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

Common Stocks	2,484,767	Guideline Public Company (f)	TEV / EBITDA Multiple (f)	3.25x-7.30x	3.76x

	-	Recoverability (b)	Estimated Proceeds (b)	$-	$-

	17,422	Recoverability (b)	Estimated Proceeds (b)	$29.3m	$29.3m
		Discounted Cash Flow (c)	Discount Rate (c)	8.0%-10.0%	9.0%

	11,950	Discounted Cash Flow (c)	Discount Rate (c)	14.25% - 16.25%	15.25%
		Guideline Public Company (f)	TEV / EBIDTA Multiple (f)	5.85x-12.75x	9.8x

Preferred Stocks	157,864	Guideline Public Company (f)	TEV / EBITDA Multiple (f)	7.3x	7.3x

	88,170	Option Model (g)	Volatility (g)	40.0%	40.0%
		Discounted Cash Flow (c)	Discount Rate (c)	31.61%-33.61%	32.61%

Unfunded Loan Commitments	7,531	Discounted Cash Flow (c)	Discount Rate (c)	8.71%-15.31%	9.68%

	(146)	Transaction Approach (d)	Cost (d)	N/A	N/A

Total Fair Value	$71,047,406

(a)	For the assets which have multiple valuation techniques, the Fund may rely on the techniques individually or in aggregate based on a weight ranging from 0-100%.
(b)
The Fund utilized a recoverability approach to fair value these securities, specifically a liquidation analysis.  There are various, company specific inputs used in the valuation analysis that relate to the liquidation value of a company’s assets.  The significant unobservable input used in the valuation model was estimated proceeds. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

(c)
The Fund utilized a discounted cash flow model to fair value these securities. The significant unobservable input used in the valuation model was the discount rate, which was determined based on the market rates an investor would expect for a similar investment with similar risks. The discount rate was applied to present value the projected cash flows in the valuation model. Significant increases in the discount rate may significantly lower the fair value of an investment; conversely, significant decreases in the discount rate may significantly increase the fair value of an investment.

(d)	The Fund utilized a recent transaction, specifically purchase price, to fair value these securities.
(e)
The Fund utilized a guideline public company method to fair value this security. The significant unobservable inputs used in the valuation model were total enterprise value (“TEV”) and revenue based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(f)
The Fund utilized a guideline public company method to fair value these securities. The significant unobservable inputs used in the valuation model were total enterprise value (“TEV”) and earnings before interest, taxes, depreciation and amortization (“EBITDA”) based on comparable multiples for a similar investment with similar risks. Significant increases or decreases in either of these inputs in isolation may result in a significantly higher or lower fair value measurement.

(g)
The Fund utilized an options pricing model to fair value this security. The significant unobservable input used in the valuation model was volatility. Significant increases or decreases in the input in isolation may result in a significantly higher or lower fair value measurement.

Apollo Tactical Income Fund Inc.
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

General Commitments and Contingencies
As of September 30, 2022, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitments
Accelerate360 Holdings, LLC Revolving Term Loan	$636,092
Advarra Holdings, Inc. Delayed Draw Term Loan	580,151
Anaplan, Inc. Revolving Term Loan	349,471
Anuvu Holdings 2, LLC Delayed Draw Term Loan	102,990
Athenahealth Group, Inc. Delayed Draw Term Loan	662,124
Coretrust Purchasing Group, LLC Delayed Draw Term Loan	338,346
Coretrust Purchasing Group, LLC Revolving Term Loan	338,346
Gateway US Holdings, Inc. Delayed Draw Term Loan *	145,804
Gateway US Holdings, Inc. Revolving Term Loan	50,709
IBG Borrower, LLC Delayed Draw Term Loan	1,153,846
Inovalon Holdings, Inc. Delayed Draw Term Loan	660,211
IQN Holding Corporation Delayed Draw Term Loan*	802,139
IQN Holding Corporation Revolving Term Loan *	320,856
Keystone Acquisition Corporation Delayed Draw Term Loan	652,174
Keystone Acquisition Corporation Revolving Term Loan	326,087
NCL Corporation Ltd. Secured Notes Bridge Term Loan	4,500,000
NCL Corporation Ltd. Unsecured Notes Bridge Term Loan	5,500,000
Ultimate Baked Goods Midco, LLC Revolving Term Loan	74,595
Total unfunded loan commitments	$17,193,941

*Subsequent to September 30, 2022, all or a portion of the outstanding loan commitment was funded.

Additionally, from time to time, the Adviser and its affiliates may commit to an investment on behalf of the funds it manages, including the Fund. Certain terms of these investments are not finalized at the time of the commitment and each respective fund’s allocation may change prior to the date of the funding. In this regard, the Fund may have to fund additional commitments in the future that it is currently not obligated to but may at a future point in time.

For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission.